Details to the consolidated cash flow statements (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 08, 2019	Jan. 01, 2019
Statement [line items]
Financial debts and derivative instruments at beginning of period	$ 27,384		$ 28,532
Impact of adoption of IFRS 16 Leases	2,005	$ 1,949			$ 1,736
Increase in non-current financial debts	7,126	93	2,856
Repayments of non-current financial debts	(2,003)	(3,195)	(366)
Change in current financial debts	2,261	(1,582)	1,687
Payments of lease liabilities, net	(312)	(273)
Impact of business combinations and divestments			14
Changes in fair values, and other changes, net			(43)
Amortization of bonds discount			29
Currency translation effects			(555)
Financial debts and derivative instruments at end of period	36,044	27,384
Non-current financial debts [member]
Statement [line items]
Financial debts and derivative instruments at beginning of period	20,353	22,470	23,224
Increase in non-current financial debts	7,126	93	2,856
Impact of business combinations and divestments			10
Changes in fair values, and other changes, net	(1)		5
Amortization of bonds discount	16	25	27
Currency translation effects	832	(141)	(462)
Reclassification from non-current to current, net	(2,067)	(2,003)
Current portion of non-current financial debt			(3,190)
Financial debts and derivative instruments at end of period	26,259	20,353	22,470
Current financial debts and derivative financial instruments [member]
Statement [line items]
Financial debts and derivative instruments at beginning of period	7,031	9,678	5,308
Repayments of non-current financial debts	(2,003)	(3,195)	(366)
Change in current financial debts	2,261	(1,582)	1,681
Impact of business combinations and divestments	32	2	4
Changes in fair values, and other changes, net		129	(48)
Amortization of bonds discount	5		2
Currency translation effects	392	44	(93)
Reclassification from non-current to current, net	2,067	2,003
Current portion of non-current financial debt			3,190
Financial debts and derivative instruments at end of period	9,785	7,031	9,678
Non-current lease liabilities [member]
Statement [line items]
Financial debts and derivative instruments at beginning of period	1,703
New leases	221	362
Impact of business combinations and divestments	36	(11)
Changes in fair values, and other changes, net	(30)	33
Currency translation effects	39	4
Reclassification from non-current to current, net	(250)	(156)
Financial debts and derivative instruments at end of period	1,719	1,703
Current lease liabilities [member]
Statement [line items]
Financial debts and derivative instruments at beginning of period	246
Payments of lease liabilities, net	(312)	(273)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities	(56)	(51)
New leases	73	131
Impact of business combinations and divestments	8	(6)
Changes in fair values, and other changes, net	65	20
Currency translation effects	12	1
Reclassification from non-current to current, net	250	156
Financial debts and derivative instruments at end of period	$ 286	246
Continuing operations
Statement [line items]
Change in current financial debts			$ 1,687
Continuing operations | Non-current financial debts [member]
Statement [line items]
Lease liabilities, impact of adoption of IFRS 16					(2)
Continuing operations | Current financial debts and derivative financial instruments [member]
Statement [line items]
Lease liabilities, impact of adoption of IFRS 16					(1)
Continuing operations | Non-current lease liabilities [member]
Statement [line items]
Lease liabilities, impact of adoption of IFRS 16					1,471
Continuing operations | Current lease liabilities [member]
Statement [line items]
Lease liabilities, impact of adoption of IFRS 16					268
Discontinued operations
Statement [line items]
Impact of adoption of IFRS 16 Leases				$ 269	286
Discontinued operations | Non-current financial debts [member]
Statement [line items]
Lease liabilities, impact of adoption of IFRS 16					(89)
Discontinued operations | Current financial debts and derivative financial instruments [member]
Statement [line items]
Financial debts and lease liabilities related to discontinued operations		(47)
Discontinued operations | Non-current lease liabilities [member]
Statement [line items]
Lease liabilities, impact of adoption of IFRS 16					246
Financial debts and lease liabilities related to discontinued operations		(246)
Discontinued operations | Current lease liabilities [member]
Statement [line items]
Lease liabilities, impact of adoption of IFRS 16					$ 40
Financial debts and lease liabilities related to discontinued operations		$ (40)